Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
NICHOLAS FUND INC
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas Fund, Inc.
Average Annual Return, Percent	10.41%	8.10%	14.44%	11.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	22.76%	21.45%	17.64%	14.64%